19. Trade payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	$ 240,900	$ 232,912
Current	9,195,303	6,821,061
Customer guarantees
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	100,469	83,045
Customer contributions
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	79,979	98,167
Current	18,764	46,589
Funding contributions - substations
SummaryOfTradePayablesLineItems [Line Items]
Noncurrent	60,452	51,700
Current	8,384	21,790
Payables for purchase of electricity
SummaryOfTradePayablesLineItems [Line Items]
Current	3,047,128	2,956,726
Provision for unbilled electricity purchases
SummaryOfTradePayablesLineItems [Line Items]
Current	4,547,990	2,512,800
Suppliers
SummaryOfTradePayablesLineItems [Line Items]
Current	1,351,575	958,460
Advance to customer
SummaryOfTradePayablesLineItems [Line Items]
Current	149,069	287,120
Discounts to customers
SummaryOfTradePayablesLineItems [Line Items]
Current	37,372	37,372
Related parties
SummaryOfTradePayablesLineItems [Line Items]
Current	$ 35,021	$ 204